UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2013

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 43.6%					$812,131,115

(Cost $757,440,416)

Consumer Discretionary 5.3%					98,439,596

Auto Components 0.4%
Allison Transmission, Inc. (S)	7.125	05/15/19		1,925,000	2,050,125
American Axle & Manufacturing, Inc.	6.625	10/15/22		320,000	327,200
Exide Technologies	8.625	02/01/18		1,655,000	1,381,925
Visteon Corp.	6.750	04/15/19		2,677,000	2,851,005

Automobiles 1.2%
Ford Motor Company	4.750	01/15/43		4,215,000	4,004,570
Ford Motor Company	6.625	10/01/28		645,000	753,147
Ford Motor Credit Company LLC	5.000	05/15/18		6,470,000	7,140,536
Ford Motor Credit Company LLC	5.875	08/02/21		1,100,000	1,254,935
Ford Motor Credit Company LLC	8.000	12/15/16		2,885,000	3,457,367
Hyundai Capital Services, Inc. (S)	4.375	07/27/16		1,585,000	1,716,278
Hyundai Capital Services, Inc. (S)	6.000	05/05/15		1,965,000	2,147,554
Kia Motors Corp. (S)	3.625	06/14/16		1,515,000	1,605,202

Distributors 0.1%
Burlington Holdings LLC, PIK (S)	9.000	02/15/18		1,020,000	1,014,900

Hotels, Restaurants & Leisure 1.4%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	2,275,000	1,209,678
CCM Merger, Inc. (S)	9.125	05/01/19		2,495,000	2,526,188
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19		1,675,000	1,855,063
Greektown Superholdings, Inc.	13.000	07/01/15		2,440,000	2,623,000
Landry's, Inc. (S)	9.375	05/01/20		1,430,000	1,533,675
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20		1,315,000	1,275,550
Marina District Finance Company, Inc.	9.500	10/15/15		1,775,000	1,824,922
MGM Resorts International (S)	6.750	10/01/20		1,510,000	1,581,725
MGM Resorts International	8.625	02/01/19		1,930,000	2,214,675
Rivers Pittsburgh Borrower LP (S)	9.500	06/15/19		830,000	903,663
Seminole Indian Tribe of Florida (S)	6.535	10/01/20		2,410,000	2,639,054
Seminole Indian Tribe of Florida (S)	7.750	10/01/17		1,555,000	1,685,231
Station Casinos LLC (S)	7.500	03/01/21		2,020,000	2,032,625
Waterford Gaming LLC (S)	8.625	09/15/14		685,168	390,647
Wok Acquisition Corp. (S)	10.250	06/30/20		1,540,000	1,642,025

Household Durables 0.2%
American Standard Americas (S)	10.750	01/15/16		820,000	838,450
Corporacion GEO SAB de CV (S)	8.875	03/27/22		2,395,000	2,215,375

Internet & Catalog Retail 0.3%
Amazon.com, Inc.	2.500	11/29/22		1,970,000	1,917,610
Expedia, Inc.	5.950	08/15/20		2,275,000	2,528,126
QVC, Inc.	5.125	07/02/22		480,000	507,709

Media 0.8%
AMC Entertainment, Inc.	8.750	06/01/19		880,000	964,700
Cablevision Systems Corp.	8.625	09/15/17		610,000	707,600
CBS Corp.	7.875	07/30/30		3,305,000	4,444,392
Cinemark USA, Inc.	7.375	06/15/21		925,000	1,026,750
Cinemark USA, Inc.	8.625	06/15/19		870,000	964,613
CSC Holdings LLC	7.875	02/15/18		1,675,000	1,930,438
News America, Inc.	6.150	03/01/37		975,000	1,160,387

1

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

News America, Inc.	6.400	12/15/35	705,000	$859,493
Regal Entertainment Group	9.125	08/15/18	530,000	594,925
Time Warner Cable, Inc.	6.750	07/01/18	2,475,000	3,030,741

Multiline Retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08/15/36	2,333,000	2,605,289

Specialty Retail 0.6%
AutoNation, Inc.	5.500	02/01/20	1,985,000	2,148,763
Hillman Group, Inc.	10.875	06/01/18	1,205,000	1,320,981
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	2,765,000	2,834,125
Limited Brands, Inc.	6.625	04/01/21	2,885,000	3,252,838
Petco Holdings Inc., PIK (S)	8.500	10/15/17	715,000	736,450
Toys R Us Property Company II LLC	8.500	12/01/17	655,000	689,388
Toys R Us, Inc.	10.375	08/15/17	1,235,000	1,207,213

Textiles, Apparel & Luxury Goods 0.2%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	3,910,000	4,310,775

Consumer Staples 2.2%				40,562,804

Beverages 0.2%
Ajecorp BV (S)	6.500	05/14/22	2,145,000	2,332,688
Corporacion Lindley SA (S)	6.750	11/23/21	540,000	622,890
Michael Foods Holding, Inc., PIK (S)	8.500	07/15/18	510,000	524,025

Food & Staples Retailing 0.6%
Rite Aid Corp.	9.250	03/15/20	3,850,000	4,312,000
Safeway, Inc.	5.000	08/15/19	3,370,000	3,679,834
Safeway, Inc.	7.250	02/01/31	1,315,000	1,446,975
Tops Holding Corp. (S)	8.875	12/15/17	960,000	1,039,200

Food Products 0.5%
Bunge, Ltd. Finance Corp.	8.500	06/15/19	2,136,000	2,775,217
ConAgra Foods, Inc.	3.200	01/25/23	2,065,000	2,060,785
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17	2,205,000	2,309,738
Simmons Foods, Inc. (S)	10.500	11/01/17	2,880,000	2,822,400

Household Products 0.5%
Harbinger Group, Inc. (S)	7.875	07/15/19	2,555,000	2,650,813
Reynolds Group Issuer, Inc.	9.000	04/15/19	2,265,000	2,400,900
Reynolds Group Issuer, Inc.	9.875	08/15/19	1,925,000	2,107,875
YCC Holdings LLC, PIK	10.250	02/15/16	2,070,000	2,134,708

Personal Products 0.1%
Revlon Consumer Products Corp. (S)	5.750	02/15/21	2,000,000	1,992,500

Tobacco 0.3%
Alliance One International, Inc.	10.000	07/15/16	3,705,000	3,913,406
Vector Group, Ltd. (S)	7.750	02/15/21	1,395,000	1,436,850

Energy 3.4%				62,368,016

Energy Equipment & Services 0.5%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	3,790,000	3,827,900
Offshore Group Investments, Ltd.	11.500	08/01/15	921,000	1,003,890
Precision Drilling Corp.	6.625	11/15/20	1,405,000	1,492,813
Rowan Companies, Inc.	4.875	06/01/22	1,990,000	2,165,170
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,180,000	1,265,550

2

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

Gas Utilities 0.2%
DCP Midstream LLC (S)	9.750	03/15/19	2,175,000	$2,873,327

Oil, Gas & Consumable Fuels 2.7%
Afren PLC (S)	10.250	04/08/19	1,260,000	1,486,107
Afren PLC (S)	11.500	02/01/16	1,200,000	1,407,000
Arch Coal, Inc.	7.000	06/15/19	940,000	810,750
Arch Coal, Inc.	7.250	06/15/21	1,980,000	1,692,900
BreitBurn Energy Partners LP	7.875	04/15/22	1,250,000	1,328,125
Energy Transfer Partners LP	5.200	02/01/22	915,000	1,028,557
Energy Transfer Partners LP	9.700	03/15/19	2,140,000	2,897,177
Enterprise Products Operating LLC (7.000% to 06/01/2017,
then 3 month LIBOR + 2.778%)	7.000	06/01/67	2,935,000	3,140,450
EP Energy LLC	7.750	09/01/22	1,145,000	1,239,463
EV Energy Partners LP	8.000	04/15/19	2,370,000	2,482,575
Halcon Resources Corp. (S)	8.875	05/15/21	880,000	946,000
Kerr-McGee Corp.	6.950	07/01/24	3,190,000	3,965,942
Kinder Morgan Energy Partners LP	7.750	03/15/32	965,000	1,294,683
Linn Energy LLC (S)	6.250	11/01/19	3,025,000	3,085,500
Linn Energy LLC	8.625	04/15/20	1,030,000	1,139,438
MarkWest Energy Partners LP	6.500	08/15/21	1,414,000	1,527,120
Newfield Exploration Company	5.750	01/30/22	1,490,000	1,601,750
NuStar Logistics LP	8.150	04/15/18	1,446,000	1,657,576
Petroleos de Venezuela SA	5.375	04/12/27	2,900,000	2,102,500
Petroleos Mexicanos	4.875	01/24/22	1,475,000	1,621,025
Rex Energy Corp. (S)	8.875	12/01/20	1,120,000	1,142,400
Targa Resources Partners LP	6.375	08/01/22	1,315,000	1,433,350
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	3,910,000	4,174,386
Williams Partners LP	5.250	03/15/20	4,060,000	4,639,342
WPX Energy, Inc.	6.000	01/15/22	1,805,000	1,895,250

Financials 15.4%				287,140,900

Capital Markets 1.9%
Jefferies Group, Inc.	6.875	04/15/21	3,520,000	4,074,400
Jefferies Group, Inc.	8.500	07/15/19	865,000	1,078,589
Macquarie Bank, Ltd. (S)	6.625	04/07/21	1,255,000	1,404,701
Macquarie Group, Ltd. (S)	6.000	01/14/20	1,495,000	1,635,002
Morgan Stanley	5.550	04/27/17	5,495,000	6,197,179
Morgan Stanley	5.750	01/25/21	1,585,000	1,837,923
Morgan Stanley	6.375	07/24/42	2,455,000	2,999,762
Morgan Stanley	7.300	05/13/19	2,520,000	3,126,304
The Goldman Sachs Group, Inc.	5.250	07/27/21	7,400,000	8,424,656
The Goldman Sachs Group, Inc.	5.750	01/24/22	1,530,000	1,795,492
The Goldman Sachs Group, Inc.	6.750	10/01/37	3,210,000	3,640,487

Commercial Banks 2.5%
Abbey National Treasury Services PLC	4.000	04/27/16	3,635,000	3,865,797
Banco de Credito del Peru (S)	4.750	03/16/16	960,000	1,024,800
Barclays Bank PLC (S)	6.050	12/04/17	4,540,000	5,080,156
Barclays Bank PLC (S)	10.179	06/12/21	1,395,000	1,890,253
BPCE SA (12.500% to 09/30/2019, then 3 month LIBOR +
12.980%) (Q)(S)	12.500	09/30/19	1,239,000	1,523,170
First Horizon National Corp.	5.375	12/15/15	1,815,000	1,985,434
HBOS PLC (S)	6.000	11/01/33	3,110,000	3,013,714

3

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

ICICI Bank, Ltd. (S)	4.700	02/21/18	2,325,000	$2,489,403
ICICI Bank, Ltd. (S)	5.750	11/16/20	2,410,000	2,664,363
Nordea Bank AB (S)	3.125	03/20/17	4,195,000	4,451,335
Regions Financial Corp.	7.750	11/10/14	1,395,000	1,537,988
Royal Bank of Scotland Group PLC	6.125	12/15/22	2,420,000	2,539,623
Santander Holdings USA, Inc.	4.625	04/19/16	555,000	594,932
Sberbank of Russia (S)	6.125	02/07/22	1,300,000	1,467,440
Swedbank AB (S)	2.125	09/29/17	2,660,000	2,714,285
Synovus Financial Corp.	7.875	02/15/19	1,075,000	1,220,125
VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22	2,065,000	2,256,013
Wachovia Bank NA	5.850	02/01/37	1,915,000	2,343,769
Wells Fargo & Company	3.450	02/13/23	1,410,000	1,428,494
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18	2,845,000	3,278,863

Consumer Finance 0.6%
Capital One Financial Corp.	6.150	09/01/16	3,130,000	3,609,535
Discover Bank	7.000	04/15/20	1,340,000	1,664,009
Discover Financial Services	5.200	04/27/22	2,795,000	3,163,029
Nelnet, Inc. (P)	3.686	09/29/36	2,595,000	1,946,250

Diversified Financial Services 3.6%
Alfa Bank OJSC (S)	7.750	04/28/21	695,000	787,956
Bank of America Corp.	3.300	01/11/23	1,645,000	1,640,290
Bank of America Corp.	5.000	05/13/21	4,855,000	5,478,465
Bank of America Corp.	6.500	08/01/16	1,595,000	1,840,604
Bank of America NA	5.300	03/15/17	895,000	1,003,249
Bank of Ceylon (S)	6.875	05/03/17	1,425,000	1,492,688
Citigroup, Inc.	4.500	01/14/22	1,160,000	1,291,190
Citigroup, Inc.	5.850	12/11/34	564,000	664,922
General Electric Capital Corp. (P)	0.770	08/15/36	2,745,000	2,238,660
General Electric Capital Corp.	4.375	09/16/20	1,610,000	1,802,656
General Electric Capital Corp.	5.300	02/11/21	880,000	1,012,947
General Electric Capital Corp.	5.875	01/14/38	665,000	781,425
General Electric Capital Corp.	6.000	08/07/19	4,320,000	5,269,450
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22	3,750,000	4,331,183
Intercorp Retail Trust (S)	8.875	11/14/18	750,000	853,125
International Lease Finance Corp. (S)	7.125	09/01/18	1,435,000	1,677,156
iPayment, Inc.	10.250	05/15/18	2,820,000	2,608,500
JPMorgan Chase & Company	6.000	01/15/18	4,415,000	5,276,773
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	2,840,000	3,276,712
Merrill Lynch & Company, Inc.	6.875	04/25/18	3,415,000	4,140,541
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,395,000	1,884,891
MModal, Inc. (S)	10.750	08/15/20	1,820,000	1,565,200
Moody's Corp.	4.500	09/01/22	1,515,000	1,522,567
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	3,579,000	4,777,965
Rabobank NV	3.950	11/09/22	1,050,000	1,067,381
SPL Logistics Escrow LLC (S)	8.875	08/01/20	1,216,000	1,298,080
The Bear Stearns Companies LLC	7.250	02/01/18	1,950,000	2,431,315
UBS AG	7.625	08/17/22	2,555,000	2,852,228
USB Realty Corp. (P)(Q)(S)	1.451	01/15/17	2,900,000	2,515,750

4

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Insurance 3.3%
Aflac, Inc.	8.500	05/15/19	2,305,000	$3,140,072
American International Group, Inc.	8.250	08/15/18	1,265,000	1,648,907
Aon PLC (S)	4.250	12/12/42	1,580,000	1,536,697
AXA SA	8.600	12/15/30	1,695,000	2,179,924
CNA Financial Corp.	5.875	08/15/20	1,690,000	2,006,520
CNA Financial Corp.	7.250	11/15/23	3,415,000	4,310,058
CNO Financial Group, Inc. (S)	6.375	10/01/20	820,000	869,200
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	4,665,000	4,385,100
Hartford Financial Services Group, Inc.	5.500	03/30/20	1,045,000	1,220,863
Hartford Financial Services Group, Inc.	6.000	01/15/19	1,018,000	1,203,240
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	2,580,000	2,819,241
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	3,235,000	3,728,338
Lincoln National Corp.	8.750	07/01/19	1,955,000	2,645,000
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	2,275,000	2,297,750
MetLife, Inc.	6.400	12/15/36	1,940,000	2,097,829
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	1,795,000	1,828,355
Onex USI Aquisition Corp. (S)	7.750	01/15/21	2,265,000	2,239,519
Pacific LifeCorp. (S)	6.000	02/10/20	1,190,000	1,368,311
Prudential Financial, Inc. (5.875% to 09/15/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	2,555,000	2,701,913
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	2,725,000	3,649,873
The Chubb Corp. (6.375% until 04/15/2017, then 3 month
LIBOR + 2.250%)	6.375	03/29/67	3,205,000	3,497,456
The Hanover Insurance Group, Inc.	6.375	06/15/21	735,000	843,864
Unum Group	7.125	09/30/16	1,785,000	2,086,570
UnumProvident Finance Company PLC (S)	6.850	11/15/15	2,580,000	2,899,587
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	2,375,000	2,488,451
WR Berkley Corp.	5.375	09/15/20	1,605,000	1,815,778

Real Estate Investment Trusts 2.9%
Boston Properties LP	3.700	11/15/18	1,075,000	1,182,236
Brandywine Operating Partnership LP	7.500	05/15/15	1,755,000	1,973,770
CubeSmart LP	4.800	07/15/22	1,510,000	1,657,805
DDR Corp.	4.625	07/15/22	535,000	578,397
DDR Corp.	7.500	04/01/17	4,850,000	5,783,446
DDR Corp.	7.875	09/01/20	715,000	909,557
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	3,120,000	3,585,922
Health Care REIT, Inc.	4.950	01/15/21	1,095,000	1,218,842
Health Care REIT, Inc.	6.125	04/15/20	3,160,000	3,727,290
Health Care REIT, Inc.	6.200	06/01/16	1,835,000	2,094,341
Healthcare Realty Trust, Inc.	6.500	01/17/17	2,120,000	2,422,284
Highwoods Realty LP	5.850	03/15/17	4,325,000	4,862,892
Host Hotels & Resorts LP	5.250	03/15/22	2,420,000	2,686,587
MPT Operating Partnership LP	6.375	02/15/22	1,685,000	1,796,631
MPT Operating Partnership LP	6.875	05/01/21	1,025,000	1,105,719
ProLogis International Funding II (S)	4.875	02/15/20	1,055,000	1,078,059
ProLogis LP	4.500	08/15/17	295,000	323,982
ProLogis LP	6.250	03/15/17	2,505,000	2,908,783
SL Green Realty Corp.	7.750	03/15/20	1,657,000	2,031,654
Ventas Realty LP	4.000	04/30/19	1,985,000	2,154,388
Ventas Realty LP	4.750	06/01/21	3,675,000	4,067,170

5

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

WEA Finance LLC (S)	6.750	09/02/19	1,520,000	$1,882,374
Weyerhaeuser Company	7.375	03/15/32	3,410,000	4,248,693

Real Estate Management & Development 0.2%
General Shopping Investments, Ltd. (12.000% to 03/20/2017,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	1,270,000	1,130,300
Jones Lang Lasalle, Inc.	4.400	11/15/22	775,000	790,968
Realogy Corp. (S)	7.875	02/15/19	910,000	989,625

Thrifts & Mortgage Finance 0.4%
Nationstar Mortgage LLC (S)	7.875	10/01/20	2,050,000	2,239,625
Nationstar Mortgage LLC (S)	9.625	05/01/19	1,335,000	1,521,900
Nationstar Mortgage LLC (S)	9.625	05/01/19	420,000	476,700
Nationstar Mortgage LLC	10.875	04/01/15	2,690,000	2,851,400

Health Care 1.3%				25,070,985

Health Care Equipment & Supplies 0.2%
Alere, Inc. (S)	7.250	07/01/18	2,150,000	2,252,125
Alere, Inc.	8.625	10/01/18	1,100,000	1,155,000
DJO Finance LLC	9.875	04/15/18	460,000	491,050

Health Care Providers & Services 0.5%
BioScrip, Inc.	10.250	10/01/15	1,260,000	1,334,025
Catalent Pharma Solutions, Inc. (S)	7.875	10/15/18	745,000	754,313
Catalent Pharma Solutions, Inc.	9.500	04/15/15	771,532	776,354
HCA, Inc.	7.500	02/15/22	1,855,000	2,133,250
Medco Health Solutions, Inc.	7.125	03/15/18	2,445,000	3,031,074
National Mentor Holdings, Inc. (S)	12.500	02/15/18	2,355,000	2,508,075

Pharmaceuticals 0.6%
AbbVie, Inc. (S)	2.900	11/06/22	2,560,000	2,559,084
Endo Health Solutions, Inc.	7.250	01/15/22	2,295,000	2,495,813
Mylan, Inc. (S)	7.875	07/15/20	3,585,000	4,182,096
Zoetis, Inc. (S)	3.250	02/01/23	1,390,000	1,398,726

Industrials 5.9%				110,715,221

Aerospace & Defense 0.9%
Bombardier, Inc. (S)	7.750	03/15/20	1,190,000	1,353,625
Ducommun, Inc.	9.750	07/15/18	295,000	323,025
Embraer Overseas, Ltd.	6.375	01/15/20	1,585,000	1,850,488
Huntington Ingalls Industries, Inc.	7.125	03/15/21	2,090,000	2,278,100
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	1,965,000	2,168,869
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	4,770,000	4,340,700
Textron, Inc.	5.600	12/01/17	2,195,000	2,480,550
Textron, Inc.	7.250	10/01/19	1,440,000	1,747,475

Airlines 2.2%
America West Airlines 2000-1 Pass Through Trust	8.057	07/02/20	662,004	734,824
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	4,785,132	5,012,426
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18	1,996,667	2,126,451
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17	677,066	725,341
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19	953,928	1,049,321
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04/02/18	371,516	395,665
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22	2,370,668	2,681,937
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21	752,401	820,117
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	04/11/20	1,325,000	1,391,250

6

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23	3,389,704	$3,754,097
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22	4,606,643	5,188,462
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18	832,716	936,806
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19	1,630,984	1,810,392
Northwest Airlines 2002-1 Class G-2 Pass Through Trust	6.264	11/20/21	719,782	763,905
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19	1,780,364	2,005,224
UAL 2007-1 Class C Pass Through Trust (P)	2.758	07/02/14	3,661,723	3,625,105
UAL 2009-1 Pass Through Trust	10.400	11/01/16	578,545	668,219
UAL 2009-2A Pass Through Trust	9.750	01/15/17	1,592,599	1,843,433
US Airways 2010-1 Class A Pass Through Trust	6.250	04/22/23	1,675,368	1,826,151
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24	985,000	1,098,275
US Airways 2012-2 Class A Pass Through Trust	4.625	06/03/25	2,875,000	2,990,000

Building Products 0.5%
Masco Corp.	7.125	03/15/20	1,555,000	1,821,218
Owens Corning	4.200	12/15/22	2,290,000	2,346,987
Ply Gem Industries, Inc.	9.375	04/15/17	455,000	491,969
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19	2,145,000	2,456,025
Voto-Votorantim, Ltd. (S)	6.750	04/05/21	2,440,000	2,848,700

Commercial Services & Supplies 0.4%
Casella Waste Systems, Inc.	7.750	02/15/19	2,335,000	2,235,763
Garda World Security Corp. (S)	9.750	03/15/17	535,000	572,450
Iron Mountain, Inc.	5.750	08/15/24	1,655,000	1,650,863
Steelcase, Inc.	6.375	02/15/21	2,525,000	2,789,693

Construction & Engineering 0.3%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11/13/19	1,825,000	1,957,313
Empresas ICA SAB de CV (S)	8.375	07/24/17	650,000	690,625
Tutor Perini Corp.	7.625	11/01/18	1,930,000	2,036,150

Electrical Equipment 0.1%
Coleman Cable, Inc.	9.000	02/15/18	1,460,000	1,589,575

Industrial Conglomerates 0.5%
General Electric Company	4.125	10/09/42	1,215,000	1,214,755
Odebrecht Finance, Ltd. (S)	6.000	04/05/23	1,833,000	2,080,455
Odebrecht Finance, Ltd. (S)	7.125	06/26/42	2,725,000	3,140,563
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15	970,000	1,025,775
Tenedora Nemak SA de CV (S)	5.500	02/28/23	1,380,000	1,397,250

Marine 0.1%
Navios South American Logistics, Inc.	9.250	04/15/19	2,505,000	2,630,250

Professional Services 0.1%
Dun & Bradstreet Corp.	3.250	12/01/17	1,330,000	1,368,337

Road & Rail 0.6%
Avis Budget Car Rental LLC	8.250	01/15/19	700,000	764,750
Penske Truck Leasing Company LP (S)	2.875	07/17/18	3,040,000	3,074,103
Penske Truck Leasing Company LP (S)	3.750	05/11/17	2,515,000	2,656,605
The Hertz Corp.	6.750	04/15/19	2,780,000	2,995,450
The Kenan Advantage Group, Inc. (S)	8.375	12/15/18	2,335,000	2,428,400

Trading Companies & Distributors 0.2%
Air Lease Corp.	4.500	01/15/16	535,000	547,038
Air Lease Corp.	6.125	04/01/17	525,000	556,500
Aircastle, Ltd.	6.250	12/01/19	1,360,000	1,465,400
Aircastle, Ltd.	6.750	04/15/17	795,000	876,488
Aircastle, Ltd.	7.625	04/15/20	885,000	1,015,538

7

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Information Technology 0.6%				$10,256,637

Internet Software & Services 0.1%
Equinix, Inc.	4.875	04/01/20	900,000	913,500

IT Services 0.3%
Brightstar Corp. (S)	9.500	12/01/16	2,725,000	2,915,750
Computer Sciences Corp.	4.450	09/15/22	1,240,000	1,300,474
Global Generations Merger Sub, Inc. (S)	11.000	12/15/20	1,875,000	2,020,313

Software 0.2%
Aspect Software, Inc.	10.625	05/15/17	3,170,000	3,106,600

Materials 4.0%				75,290,655

Chemicals 0.8%
Braskem Finance, Ltd. (S)	7.000	05/07/20	3,050,000	3,416,000
CF Industries, Inc.	7.125	05/01/20	3,500,000	4,376,232
EuroChem Mineral & Chemical Company OJSC (S)	5.125	12/12/17	1,095,000	1,127,850
Incitec Pivot Finance LLC (S)	6.000	12/10/19	1,920,000	2,209,375
LyondellBasell Industries NV	5.000	04/15/19	1,310,000	1,460,650
Nufarm Australia, Ltd. (S)	6.375	10/15/19	1,005,000	1,065,300
Polymer Group, Inc.	7.750	02/01/19	540,000	584,550
Rain CII Carbon LLC (S)	8.250	01/15/21	1,225,000	1,286,250

Construction Materials 0.3%
American Gilsonite Company (S)	11.500	09/01/17	2,785,000	2,993,875
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17	2,220,000	2,353,797
Severstal Columbus LLC	10.250	02/15/18	490,000	526,750
Vulcan Materials Company	7.500	06/15/21	630,000	737,100

Containers & Packaging 0.8%
ARD Finance SA, PIK (S)	11.125	06/01/18	1,620,384	1,758,117
Consolidated Container Company LLC (S)	10.125	07/15/20	1,790,000	1,937,675
Pretium Packaging LLC	11.500	04/01/16	780,000	832,650
Rock-Tenn Company (S)	4.000	03/01/23	3,280,000	3,297,469
Tekni-Plex, Inc. (S)	9.750	06/01/19	2,031,000	2,244,255
Temple-Inland, Inc.	6.625	01/15/18	3,365,000	4,035,927

Metals & Mining 1.5%
Allegheny Technologies, Inc.	5.950	01/15/21	665,000	742,946
Allegheny Technologies, Inc.	9.375	06/01/19	2,525,000	3,251,559
ArcelorMittal	10.350	06/01/19	1,695,000	2,140,409
Commercial Metals Company	7.350	08/15/18	1,570,000	1,738,775
Edgen Murray Corp. (S)	8.750	11/01/20	1,810,000	1,855,250
FMG Resources August 2006 Pty, Ltd. (S)	6.875	02/01/18	1,355,000	1,432,913
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04/01/22	1,920,000	2,054,400
FMG Resources August 2006 Pty, Ltd. (S)	8.250	11/01/19	865,000	955,825
JMC Steel Group (S)	8.250	03/15/18	1,025,000	1,089,063
Metinvest BV (S)	8.750	02/14/18	2,330,000	2,380,911
OJSC Novolipetsk Steel (S)	4.450	02/19/18	1,050,000	1,052,888
Rain CII Carbon LLC (S)	8.000	12/01/18	2,070,000	2,163,150
SunCoke Energy, Inc.	7.625	08/01/19	1,300,000	1,374,750
Thompson Creek Metals Company, Inc.	7.375	06/01/18	2,005,000	1,729,313
Vale Overseas, Ltd.	6.875	11/10/39	1,120,000	1,332,978
Walter Energy, Inc. (S)	9.875	12/15/20	1,820,000	1,979,250

Paper & Forest Products 0.6%
Boise Cascade LLC (S)	6.375	11/01/20	400,000	423,000
Georgia-Pacific LLC (S)	5.400	11/01/20	2,680,000	3,180,595

8

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

Georgia-Pacific LLC	7.250	06/01/28		900,000	$1,184,441
International Paper Company	9.375	05/15/19		1,950,000	2,681,182
Westvaco Corp.	7.950	02/15/31		3,515,000	4,303,235

Telecommunication Services 2.5%					46,711,204

Diversified Telecommunication Services 2.0%
American Tower Corp.	4.700	03/15/22		2,210,000	2,398,774
CenturyLink, Inc.	5.800	03/15/22		2,915,000	2,965,313
CenturyLink, Inc.	6.450	06/15/21		1,880,000	2,005,783
CenturyLink, Inc.	7.600	09/15/39		1,645,000	1,616,245
Crown Castle Towers LLC (S)	4.883	08/15/20		3,275,000	3,736,713
Crown Castle Towers LLC (S)	6.113	01/15/20		2,390,000	2,903,028
GTP Acquisition Partners I LLC (S)	4.347	06/15/16		3,965,000	4,288,786
GTP Acquisition Partners I LLC (S)	7.628	06/15/16		3,625,000	3,952,773
GTP Towers Issuer LLC (S)	8.112	02/15/15		2,096,000	2,242,554
Oi SA (S)	9.750	09/15/16	BRL	3,440,000	1,820,451
PAETEC Holding Corp.	9.875	12/01/18		2,119,000	2,426,255
Telecom Italia Capital SA	6.999	06/04/18		2,130,000	2,411,284
Telecom Italia Capital SA	7.200	07/18/36		1,790,000	1,798,950
West Corp.	11.000	10/15/16		2,080,000	2,163,200

Wireless Telecommunication Services 0.5%
Clearwire Communications LLC (S)	12.000	12/01/15		1,805,000	1,953,913
Digicel Group, Ltd. (S)	8.250	09/30/20		1,175,000	1,253,138
Digicel, Ltd. (S)	7.000	02/15/20		580,000	613,350
SBA Tower Trust (S)	2.933	12/15/17		2,220,000	2,318,126
SBA Tower Trust (S)	5.101	04/17/17		2,090,000	2,345,149
Verizon New York, Inc.	7.000	12/01/33		1,450,000	1,497,419

Utilities 3.0%					55,575,097

Electric Utilities 1.7%
Beaver Valley II Funding	9.000	06/01/17		1,344,000	1,363,473
BVPS II Funding Corp.	8.890	06/01/17		1,308,000	1,429,141
Commonwealth Edison Company	5.800	03/15/18		1,765,000	2,131,313
DPL, Inc.	7.250	10/15/21		2,725,000	2,922,563
Electricite de France SA (P)(Q)(S)	5.250	01/29/23		1,330,000	1,309,784
Exelon Generation Company LLC	5.600	06/15/42		1,100,000	1,199,739
FirstEnergy Corp.	4.250	03/15/23		2,345,000	2,346,906
Ipalco Enterprises, Inc.	5.000	05/01/18		3,015,000	3,210,975
Israel Electric Corp., Ltd. (S)	7.250	01/15/19		2,720,000	3,084,249
NextEra Energy Capital Holdings, Inc. (P)	6.650	06/15/67		1,355,000	1,449,850
PNM Resources, Inc.	9.250	05/15/15		3,905,000	4,451,700
PNPP II Funding Corp.	9.120	05/30/16		644,000	668,361
PPL Capital Funding, Inc. (6.700% to 03/30/2017, then 3
month LIBOR + 2.665%)	6.700	03/30/67		2,860,000	3,038,750
Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22		1,710,000	1,891,575
W3A Funding Corp.	8.090	01/02/17		1,206,010	1,242,278

Independent Power Producers & Energy Traders 0.7%
Allegheny Energy Supply Company LLC (S)	5.750	10/15/19		4,831,000	5,622,472
Exelon Generation Company LLC	6.250	10/01/39		1,210,000	1,410,037
NRG Energy, Inc.	7.625	01/15/18		2,335,000	2,676,494
NRG Energy, Inc.	8.250	09/01/20		1,910,000	2,160,688

9

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Utilities (continued)

Multi-Utilities 0.6%
CMS Energy Corp.	5.050	03/15/22	4,439,000	$4,996,703
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	3,915,000	4,150,096
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	2,010,000	2,181,855

Water Utilities 0.0%
Salton Sea Funding Corp., Series F	7.475	11/30/18	605,003	636,095

U.S. Government & Agency Obligations 25.0%				$465,573,264

(Cost $458,340,490)

U.S. Government 5.6%				104,525,597

U.S. Treasury
Bond	2.750	11/15/42	41,155,000	38,325,594
Note	2.000	02/15/23	13,898,000	14,043,498
Note	2.625	08/15/20	43,510,000	47,466,712
Strip, PO	4.993	11/15/30	7,940,000	4,689,793

U.S. Government Agency 19.4%				361,047,667

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	1.750	05/30/19	7,160,000	7,388,783
30 Yr Pass Thru	3.500	05/01/42	12,340,513	13,040,452
30 Yr Pass Thru	3.500	06/01/42	13,398,673	14,158,629
30 Yr Pass Thru	4.500	11/01/39	11,650,272	12,462,602
30 Yr Pass Thru	5.000	04/01/41	4,959,242	5,368,380
30 Yr Pass Thru	6.500	06/01/37	108,945	120,995
30 Yr Pass Thru	6.500	10/01/37	247,405	274,461
30 Yr Pass Thru	6.500	11/01/37	569,339	631,600
30 Yr Pass Thru	6.500	12/01/37	251,254	278,730
30 Yr Pass Thru	6.500	02/01/38	139,252	154,480
30 Yr Pass Thru	6.500	09/01/39	4,528,652	5,021,064
Federal National Mortgage Association
30 Yr Pass Thru	3.000	09/01/27	10,859,175	11,436,063
30 Yr Pass Thru	3.000	09/01/42	15,814,128	16,388,319
30 Yr Pass Thru	3.000	10/01/42	18,344,735	19,010,808
30 Yr Pass Thru	3.000	12/01/42	4,430,000	4,591,540
30 Yr Pass Thru	3.000	01/01/43	15,891,507	16,468,507
30 Yr Pass Thru	3.000	01/01/43	528,493	547,682
30 Yr Pass Thru	3.000	02/01/43	240,000	248,714
30 Yr Pass Thru	3.500	06/01/42	7,406,423	7,857,174
30 Yr Pass Thru	3.500	06/01/42	5,090,819	5,400,643
30 Yr Pass Thru	3.500	08/01/42	12,733,804	13,512,755
30 Yr Pass Thru	4.000	11/01/40	3,053,906	3,289,989
30 Yr Pass Thru	4.000	09/01/41	17,065,704	18,518,299
30 Yr Pass Thru	4.000	09/01/41	9,687,477	10,578,655
30 Yr Pass Thru	4.000	10/01/41	4,655,743	5,052,029
30 Yr Pass Thru	4.500	02/01/41	19,326,118	20,808,789
30 Yr Pass Thru	4.500	06/01/41	20,380,197	22,204,856
30 Yr Pass Thru	4.500	07/01/41	8,821,113	9,610,876
30 Yr Pass Thru	5.000	11/01/33	1,237,832	1,344,170
30 Yr Pass Thru	5.000	10/01/34	1,329,665	1,443,891
30 Yr Pass Thru	5.000	09/01/40	11,906,468	12,923,728

10

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	5.000	09/01/40	13,083,854	$14,696,440
30 Yr Pass Thru	5.000	02/01/41	8,177,484	9,278,635
30 Yr Pass Thru	5.000	03/01/41	9,432,993	10,638,354
30 Yr Pass Thru	5.000	04/01/41	14,697,766	15,976,473
30 Yr Pass Thru	5.000	04/01/41	3,301,959	3,694,480
30 Yr Pass Thru	5.500	05/01/35	6,781,295	7,448,447
30 Yr Pass Thru	5.500	04/01/36	1,673,160	1,830,448
30 Yr Pass Thru	5.500	05/01/36	7,233,484	7,913,477
30 Yr Pass Thru	5.500	01/01/39	6,161,943	6,729,651
30 Yr Pass Thru	6.000	02/01/37	1,757,696	1,941,911
30 Yr Pass Thru	6.000	05/01/37	739,347	810,826
30 Yr Pass Thru	6.000	07/01/38	6,217,186	6,874,604
30 Yr Pass Thru	6.500	01/01/39	8,394,319	9,344,435
30 Yr Pass Thru	6.500	03/01/39	463,679	516,668
30 Yr Pass Thru	6.500	06/01/39	2,881,977	3,215,155

Foreign Government Obligations 0.1%				$2,722,400

(Cost $3,178,525)

Argentina 0.1%				2,722,400

City of Buenos Aires (S)	9.950	03/01/17	3,320,000	2,722,400

Convertible Bonds 0.1%				$1,048,940

(Cost $702,974)

Consumer Discretionary 0.1%				1,048,940

Media 0.1%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	586,000	1,048,940

Municipal Bonds 0.1%				$1,863,343

(Cost $1,739,182)

State of Illinois	5.100	06/01/33	1,880,000	1,863,343

Term Loans (M) 0.5%				$10,298,966

(Cost $10,118,284)

Consumer Discretionary 0.2%				3,052,807

Hotels, Restaurants & Leisure 0.2%
CCM Merger, Inc.	6.000	03/01/17	718,358	723,745
Kalispel Tribal Economic Authority	7.500	02/24/17	2,323,253	2,329,062

Financials 0.1%				2,650,650

Capital Markets 0.1%
Walter Investment Management Corp.	5.750	11/28/17	1,976,250	1,996,424

Real Estate Investment Trusts 0.0%
iStar Financial, Inc.	4.500	10/16/17	654,226	654,226

Industrials 0.1%				2,629,000

Aerospace & Defense 0.0%
Consolidated Precision Product	5.750	12/20/19	1,000,000	1,010,000

11

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Airlines 0.1%
Delta Air Lines, Inc.	5.250	10/18/18	1,600,000	$1,619,000

Materials 0.1%				1,463,852

Metals & Mining 0.1%
Fortescue Metals Group Finance PTY, Ltd.	5.250	10/18/17	1,446,375	1,463,852

Telecommunication Services 0.0%				502,657

Wireless Telecommunication Services 0.0%
Cricket Communications, Inc.	4.750	10/10/19	500,000	502,657

Capital Preferred Securities 1.2%				$22,307,119

(Cost $21,440,277)

Financials 1.2%				22,307,119

Capital Markets 0.2%
State Street Capital Trust IV (P)	1.308	06/15/37	4,580,000	3,675,450

Commercial Banks 0.8%
Allfirst Preferred Capital Trust (P)	1.804	07/15/29	1,305,000	1,044,000
Fifth Third Capital Trust IV (6.500% to 04/15/2017 then 3
month LIBOR + 1.368%)	6.500	04/15/37	5,175,000	5,181,469
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	1,200,000	1,375,500
PNC Preferred Funding Trust III (8.700% to 03/15/2013, then
3 month LIBOR + 5.226%) (Q)(S)	8.700	03/15/13	3,730,000	3,780,650
Regions Financing Trust II (6.625% to 05/15/2027, then 3
month LIBOR + 1.290%)	6.625	05/15/47	1,355,000	1,355,000
Sovereign Capital Trust VI	7.908	06/13/36	1,840,000	1,913,600

Insurance 0.2%
MetLife Capital Trust X (9.250% to 04/08/2038, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	1,550,000	2,139,000
ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	1,730,000	1,842,450

Collateralized Mortgage
Obligations 17.4%				$325,157,241

(Cost $304,761,987)

Commercial & Residential 12.8%				238,514,901

American Home Mortgage Assets LLC
Series 2006-6, Class A1A (P)	0.392	12/25/46	1,969,498	1,251,226
Series 2006-6, Class XP IO	2.050	12/25/46	25,145,262	2,209,197
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.422	06/25/45	4,614,385	4,106,923
American Tower Trust
Series 2007-1A, Class C (S)	5.615	04/15/37	3,075,000	3,125,279
Series 2007-1A, Class D (S)	5.957	04/15/37	3,725,000	3,786,124
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	3,200,000	3,903,235
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.767	05/10/45	4,815,000	5,401,862
Series 2006-4, Class AM	5.675	07/10/46	5,675,000	6,416,070

12

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Series 2006-3, Class A4 (P)	5.889	07/10/44	3,935,000	$4,443,666
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.902	01/25/35	3,625,439	3,477,829
Series 2005-5, Class 1A4 (P)	0.762	07/25/35	3,569,468	3,289,236
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.250	10/25/34	2,684,612	2,796,088
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.742	03/15/49	4,400,000	4,964,186
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.219	07/15/44	1,230,000	1,251,908
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.800	12/10/49	6,345,000	7,450,534
Series 2012-CR2, Class XA IO	1.968	08/15/45	20,018,582	2,562,919
Series 2012-CR5, Class XA IO	1.950	12/10/45	28,488,631	3,492,393
Series 2012-LC4, Class B (P)	4.934	12/10/44	1,955,000	2,220,100
Series 2012-LC4, Class C (P)	5.649	12/10/44	4,110,000	4,768,578
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.348	12/05/31	1,515,000	1,552,180
Series 2013-ESHM, Class M (S)	7.625	12/05/19	2,900,000	3,056,811
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05/05/27	1,555,000	1,625,474
Series 2012-FBLU, Class D (S)	5.007	05/05/27	2,300,000	2,424,819
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.568	08/19/34	2,821,242	2,734,142
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	5.862	07/10/38	3,325,000	3,727,814
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.802	11/08/29	3,685,000	3,701,214
GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.657	09/25/35	4,797,730	4,718,409
Series 2004-9, Class B1 (P)	3.205	08/25/34	1,610,644	732,183
Series 2006-AR1, Class 3A1 (P)	3.171	01/25/36	2,726,461	2,492,561
Harborview Mortgage Loan Trust
Series 2004-11, Class X1 IO	2.112	01/19/35	16,559,854	1,248,736
Series 2005-11, Class X IO	2.072	08/19/45	10,297,062	624,423
Series 2005-8, Class 1X IO	2.255	09/19/35	13,663,407	1,111,705
Series 2007-3, Class ES IO	0.350	05/19/47	64,897,546	460,773
Series 2007-4, Class ES IO	0.350	07/19/47	75,007,376	532,552
Series 2007-6, Class ES IO (S)	0.342	08/19/37	53,786,598	381,885
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.029	10/25/36	26,496,829	1,888,694
Series 2005-AR18, Class 2X IO	1.675	10/25/36	42,343,332	2,231,494
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.238	12/15/44	5,840,000	6,509,171
Series 2006-LDP7, Class AM (P)	5.868	04/15/45	4,245,000	4,824,808
Series 2006-LDP9, Class AM	5.372	05/15/47	5,115,000	5,505,827
Series 2007-CB18, Class A4	5.440	06/12/47	5,850,000	6,654,995
Series 2007-LD12, Class AM (P)	6.003	02/15/51	5,600,000	6,332,906
Series 2007-LDPX Class AM (P)	5.464	01/15/49	4,120,000	4,413,187
Series 2012-HSBC Class XA IO (S)	1.431	07/05/32	20,100,000	2,315,982
Series 2012-PHH, Class D (P) (S)	3.469	10/15/25	1,575,000	1,596,322
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	5,624,000	6,319,447
Series 2007-C2, Class A3	5.430	02/15/40	5,810,000	6,565,625

13

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

Merrill Lynch Mortgage Investors Trust
Series 2007-3, Class M1 (P)	3.386	09/25/37	1,039,471	$547,168
Series 2007-3, Class M2 (P)	3.386	09/25/37	346,800	47,046
Series 2007-3, Class M3 (P)	3.386	09/25/37	235,004	8,800
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.190	02/15/46	1,410,000	1,477,773
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	3,500,000	3,821,598
Series 2006-HQ8, Class AM (P)	5.466	03/12/44	5,300,000	5,911,042
Series 2007-IQ13, Class A4	5.364	03/15/44	5,575,000	6,367,871
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.532	05/25/35	3,448,580	3,207,721
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	5,845,000	5,790,682
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	2.461	12/25/45	29,004,177	1,882,371
Springleaf Mortgage Loan Trust
Series 2012-2A, Class A (P) (S)	2.220	10/25/57	2,552,040	2,582,154
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	1,520,000	1,526,405
Structured Adjustable Rate Mortgage Loan Trust	3.500	03/01/43	23,585,000	3,434,566
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.692	03/25/33	1,517,954	1,087,857
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.862	03/25/44	3,547,967	3,538,831
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	2,220,000	2,473,440
Series 2012-C1, Class C (P) (S)	5.536	05/10/45	1,580,000	1,799,781
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.822	05/10/63	27,880,160	2,926,748
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	1,810,000	1,977,407
WaMu Mortgage Pass Through Certificates
Series 2005-AR1, Class X IO	1.478	01/25/45	36,068,230	2,057,400
Series 2005-AR13, Class X IO	1.468	10/25/45	117,146,575	6,473,508
Series 2005-AR19, Class A1A2 (P)	0.492	12/25/45	5,077,010	4,628,207
Series 2005-AR2, Class 2A3 (P)	0.552	01/25/45	2,886,824	2,711,822
Series 2005-AR2, Class X IO	1.574	01/25/45	53,959,049	3,333,115
Series 2005-AR6, Class X IO	1.621	04/25/45	34,453,942	2,015,442
Series 2005-AR8, Class X IO	1.608	07/25/45	47,055,327	2,784,358
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.670	04/25/35	2,552,718	2,507,106
WF-RBS Commercial Mortgage Trust
Series 2012-C9 XA IO (S)	2.283	11/15/45	30,674,632	4,393,190

U.S. Government Agency 4.6%				86,642,340

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	11,902,580	2,477,130
Series 3581, Class IO	6.000	10/15/39	1,552,286	218,382
Series 3623, Class LI IO	4.500	01/15/25	1,362,776	108,211
Series 3630, Class BI IO	4.000	05/15/27	593,674	14,920
Series 3794, Class PI IO	4.500	02/15/38	2,692,089	259,634
Series 3908, Class PA	4.000	06/15/39	3,029,877	3,226,428
Series 4060, Class HC	3.000	03/15/41	6,316,641	6,676,500
Series 4065, Class QA	3.000	08/15/41	4,455,545	4,677,828
Series 4068, Class AP	3.500	06/15/40	6,695,035	7,103,874

14

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

Series 4077, Class IK IO	5.000	07/15/42	5,732,166	$1,579,964
Series 4136, Class IH IO	3.500	09/15/27	18,985,892	2,821,522
Series K017, Class X1 IO	1.455	12/25/21	14,969,758	1,489,147
Series K018, Class X1 IO	1.464	01/25/22	19,985,907	2,004,666
Series K021, Class X1 IO	1.514	06/25/22	4,705,199	523,882
Series K022, Class X1 IO	1.309	07/25/22	36,710,234	3,530,790
Series K708, Class X1 IO	1.512	01/25/19	30,786,378	2,392,656
Series K709, Class X1 IO	1.546	03/25/19	17,426,640	1,396,275
Series K710, Class X1 IO	1.784	05/25/19	14,096,022	1,328,621
Series K711, Class X1 IO	1.711	07/25/19	49,952,544	4,592,087
Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04/25/38	2,075,391	173,564
Series 2009-47, Class EI IO	5.000	08/25/19	2,072,647	176,904
Series 2009-50, Class GI IO	5.000	05/25/39	3,729,433	414,032
Series 2009-78, Class IB IO	5.000	06/25/39	4,926,474	438,162
Series 2010-14, Class AI IO	4.000	08/25/27	1,717,674	44,005
Series 2010-36, Class BI IO	4.000	03/25/28	1,754,536	55,349
Series 2011-146, Class MA	3.500	08/25/41	5,304,657	5,714,744
Series 2012-110, Class MA	3.000	07/25/41	7,482,154	8,028,074
Series 2012-118, Class IB IO	3.500	11/25/42	8,630,533	2,171,169
Series 2012-137, Class QI IO	3.000	12/25/27	17,981,656	2,619,330
Series 2012-137, Class WI IO	3.500	12/25/32	12,711,453	2,557,666
Series 2012-19, Class JA	3.500	03/25/41	8,685,959	9,480,012
Series 2012-67, Class KG	3.500	02/25/41	2,042,861	2,229,661
Series 398, Class C3 IO	4.500	05/25/39	2,042,214	164,686
Series 401, Class C2 IO	4.500	06/25/39	1,581,826	143,279
Series 402, Class 3 IO	4.000	11/25/39	2,502,085	257,722
Series 402, Class 4 IO	4.000	10/25/39	4,089,191	409,725
Series 402, Class 7 IO	4.500	11/25/39	3,861,693	437,247
Series 407, Class 15 IO	5.000	01/25/40	4,293,948	608,623
Series 407, Class 16 IO	5.000	01/25/40	841,006	91,497
Series 407, Class 17 IO	5.000	01/25/40	823,323	99,965
Series 407, Class 21 IO	5.000	01/25/39	2,840,411	278,620
Series 407, Class 7 IO	5.000	03/25/41	3,207,039	573,995
Series 407, Class 8 IO	5.000	03/25/41	1,570,940	231,408
Series 407, Class C6 IO	5.500	01/25/40	8,721,362	1,461,897
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	3,645,600	214,973
Series 2012-114, Class IO	1.027	01/16/53	11,608,804	1,143,514

Asset Backed Securities 7.1%				$132,418,377

(Cost $124,192,233)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.332	10/25/36	2,046,297	988,940
Series 2006-ASP5, Class A2C (P)	0.382	10/25/36	1,717,329	835,283
Series 2006-ASP5, Class A2D (P)	0.462	10/25/36	3,294,317	1,617,777
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.562	09/25/34	1,668,850	1,636,679
Series 2005-4, Class M1 (P)	0.652	10/25/35	4,810,000	4,098,692
Ameriquest Mortgage Securities, Inc.
Series 2005-R1, Class M1 (P)	0.652	03/25/35	2,182,605	2,151,297
Series 2005-R3, Class M2 (P)	0.672	05/25/35	2,840,000	2,579,294
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.282	01/25/34	1,778,414	1,736,109
Series 2004-W6, Class M1 (P)	0.752	05/25/34	2,334,999	2,289,711

15

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Series 2006-M2, Class A2C (P)	0.352	09/25/36	8,794,685	$3,400,254
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4	5.010	06/25/35	1,676,968	1,696,190
Series 2005-HE1, Class M1 (P)	0.622	03/25/35	2,898,596	2,815,490
Asset Backed Securities Corp. Home Equity
Series 2006-HE1, Class A3 (P)	0.402	01/25/36	3,163,821	2,951,842
Bayview Financial Acquisition Trust
Series 2006-A, Class 2A3 (P)	0.554	02/28/41	1,115,531	1,106,608
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.442	07/25/36	4,314,442	3,870,102
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.652	05/25/35	2,952,305	2,863,145
Series 2006-NC4, Class A5 (P)	0.262	10/25/36	430,470	351,290
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6	6.054	06/25/37	2,054,311	2,087,950
Contimortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	155,416	153,931
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.113	02/25/35	3,127,012	3,197,366
Series 2006-3, Class 2A2 (P)	0.382	06/25/36	1,894,239	1,881,640
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.642	04/25/36	3,541,639	3,477,642
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.672	05/25/36	3,245,000	3,141,569
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	5,708,075	6,439,268
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.662	11/25/35	3,350,000	3,069,166
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.967	06/25/35	2,500,000	2,373,845
GSAA Trust
Series 2005-10, Class M3 (P)	0.752	06/25/35	4,265,000	3,978,682
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.682	11/25/35	3,235,000	3,158,068
Series 2005-6, Class M1 (P)	0.672	12/25/35	1,810,000	1,774,510
Leaf Receivables Funding 6 LLC
Series 2011-1, Class A (S)	1.700	12/20/18	266,337	265,085
MASTR Asset Backed Securities Trust
Series 2006-HE4, Class A2 (P)	0.312	11/25/36	9,378,279	4,227,503
MASTR Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.902	08/25/37	1,749,158	1,692,881
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.952	09/25/35	2,074,762	1,944,158
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.352	06/25/36	3,018,886	2,084,716
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.652	03/25/35	3,195,000	3,099,144
Series 2005-3, Class M1 (P)	0.682	07/25/35	1,715,000	1,685,905
NovaStar Home Equity Loan
Series 2004-4, Class M3 (P)	1.282	03/25/35	6,180,523	6,023,550
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	0.832	02/25/35	6,966,639	6,886,112
Series 2005-WCH1, Class M2 (P)	0.722	01/25/36	6,272,946	6,158,791
People's Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.072	01/25/35	2,555,000	2,506,626
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.622	03/25/35	2,855,000	2,686,227

16

Bond Fund
As of 2-28-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	739,084	$741,862
Series 2005-2, Class AF4	4.934	08/25/35	2,680,000	2,609,915
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	2,755,729	3,105,860
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.382	05/25/36	1,510,665	1,348,172
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2D (P)	0.502	12/25/36	6,930,000	6,658,261
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	3,525,207	3,556,053
Series 2012-3A, Class A (S)	2.500	03/20/25	2,632,461	2,636,575
Series 2012-3A, Class B (S)	4.500	03/20/25	776,941	778,641

	Shares	Value

Preferred Securities 1.3%		$23,769,894

(Cost $22,669,645)

Consumer Discretionary 0.1%		1,555,200

Hotels, Restaurants & Leisure 0.1%
Greektown Superholdings, Inc., Series A (I)	17,280	1,555,200

Consumer Staples 0.1%		2,136,821

Food & Staples Retailing 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)	23,250	2,136,821

Financials 0.8%		15,034,398

Commercial Banks 0.4%
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%)	106,775	2,957,668
Regions Financial Corp., 6.375%	102,790	2,567,694
U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%)	85,150	2,303,308

Consumer Finance 0.2%
Ally Financial, Inc., 7.300%	48,470	1,223,383
Discover Financial Services, 6.500%	60,000	1,527,600

Diversified Financial Services 0.2%
Bank of America Corp., Series MER, 8.625%	89,220	2,271,541
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%)	16,000	452,000
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR
+ 5.785%)	65,230	1,731,204

Industrials 0.2%		2,991,674

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	31,265	1,821,186

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	27,300	1,170,488

17

Bond Fund
As of 2-28-13 (Unaudited)

	Shares	Value
Materials 0.0%		355,914

Metals & Mining 0.0%
ArcelorMittal , 6.000%	15,210	355,914

Utilities 0.1%		1,695,887

Electric Utilities 0.1%
Duke Energy Corp., 5.125%	60,035	1,503,877
PPL Corp., 8.750%	3,500	192,010

Common Stocks 0.0%		$79,650

(Cost $97,862)

Consumer Discretionary 0.0%		79,650

Greektown Superholdings, Inc. (I)	885	79,650

	Par value^	Value

Short-Term Investments 1.5%		$27,593,000

(Cost $27,593,000)

Repurchase Agreement 1.5%		27,593,000

Repurchase Agreement with State Street Corp. dated 2-28-
13 at 0.010% to be repurchased at $27,593,008 on 3-1-13,
collateralized by $28,160,000 Federal National Mortgage
Association, 0.010% due 8-21-13 (valued at $28,145,920,
including interest)	27,593,000	27,593,000

Total investments (Cost $1,732,274,875)† 97.9%		$1,824,963,309

Other assets and liabilities, net 2.1%		$38,553,297

Total net assets 100.0%	$1,863,516,606

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

BRL Brazilian Real

IO Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.

LIBOR London Interbank Offered Rate

PIK Paid In Kind

PO Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.

USGG U.S. Generic Government Yield Index

(I) Non-income producing security.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(Q) Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $370,777,093 or 20.30% of the Fund's net assets as of February 28, 2013.

18

Bond Fund
As of 2-28-13 (Unaudited)

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $1,735,504,710. Net unrealized appreciation aggregated $89,458,599, of which $106,950,068 related to appreciated investment securities and $17,491,469 related to depreciated investment securities.

19

Bond Fund
As of 2-28-13 (Unaudited)

Notes to the Schedule of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where reliable market quotations are not available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the Fund’s investments as of February 28, 2013, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	2-28-13	Price	Inputs	Inputs
Corporate Bonds	$ 812,131,115	—	$ 809,334,618	$2,796,497
U.S. Government & Agency Obligations	465,573,264	—	465,573,264	—
Foreign Government Obligations	2,722,400	—	2,722,400	—
Convertible Bonds	1,048,940	—	1,048,940	—
Municipal Bonds	1,863,343	—	1,863,343	—
Term Loans	10,298,966	—	10,298,966	—
Capital Preferred Securities	22,307,119	—	22,307,119	—
Collateralized Mortgage Obligations	325,157,241	—	316,646,251	8,510,990
Asset Backed Securities	132,418,377	—	132,418,377	—
Preferred Securities	23,769,894	$18,907,385	3,307,309	1,555,200
Common Stocks	79,650	—	—	79,650
Short-Term Investments	27,593,000	—	27,593,000	—

Total Investments in Securities	$1,824,963,309	$18,907,385	$1,793,113,587	$12,942,337

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In

20

Bond Fund
As of 2-28-13 (Unaudited)

the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Stripped securities. Stripped mortgage-backed securities are financial instruments structured to separate principal and interest cash flows so that one class receives only principal payments from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage-backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

21

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Bond Fund.

21Q3 2/13
4/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date: April 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date: April 22, 2013

By: /s/ Charles A. Rizzo
------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 22, 2013